As filed with the Securities and Exchange Commission on August 28, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – June 30, 2013

ICA File Number: 811-07717

Reporting Period: 07/01/2012 - 06/30/2013

Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation - Short Horizon Subaccount

Transamerica Asset Allocation - Intermediate Horizon Subaccount

Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

The above funds are “funds-of-funds” which are, indirectly, fully invested in various funds listed under the filing for Transamerica Partners Portfolios.

For the complete voting records of the funds in which these funds invested for the period from July 1, 2012 – June 30, 2013, please refer to the Form N-PX filed on August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA ASSET ALLOCATON VARIABLE FUNDS
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date:	August 28, 2013